Summary of material accounting policies - Additional Information (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Material Accounting Policies [Line Items]
Gain from fair value adjustments to contingent payments	SFr 4,782	SFr 8,892
Change in fair value of contingent consideration [member]
Disclosure Of Material Accounting Policies [Line Items]
Gain from fair value adjustments to contingent payments		SFr 8,892